Estimated Amortization Expense Relating to Existing Intangible Assets with Finite Lives (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Estimated amortization expense
2013	$ 76,174	474,571
2014	39,277	244,701
2015	19,506	121,525
2016	13,603	84,749
2017	$ 12,710	79,185